Purchased services and licenses	12 Months Ended
Dec. 31, 2023
Purchased services and licenses
Purchased services and licenses

Note 6. Purchased services and licenses

The following table represents purchased services and licenses:

	Years Ended December 31,
in €‘000	2023	2022	2021
Non-capitalized sport rights licenses	42,668	42,259	48,324
Production costs	40,742	40,249	17,188
Ads costs and operational fees	32,049	27,665	9,861
Consultancy fees	27,694	19,426	9,930
Data journalist and freelancer fees	24,148	23,650	16,225
Variable service fees	16,073	10,058	6,829
Cost of materials and goods	13,682	3,207	213
Sales agents	2,694	2,987	3,924
Other costs	6,126	6,496	6,932
Total	205,876	175,997	119,426